Sharon Tomko
Talcott Resolution Law Group
1 Griffin Road North
Windsor, CT 06095-1512
860-547-4416
sharon.tomko@talcottresolution.com

May 1, 2019

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:    See Exhibit “A”

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 18, 2019.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Talcott Resolution Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-69487    Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
File No. 033-73568    The Director VI
The Director Select I

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-69485    Director VII/VIIR
NatCity Director
First Horizon Director
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
File No. 033-73570    The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I

Talcott Resolution Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-119418    The Director M
Wells Fargo Director M

Talcott Resolution Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176150    PRM III
Huntington PRM III
File No. 333-101932    Leaders II/IIR-III
Wells Fargo Leaders I/IR-II
Leaders/Chase I-II
Classic Leaders
Leaders Select
Huntington Leaders
Select Leaders V

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176152    PRM III
File No. 333-148561    Leaders IV
File No. 333-101933    Leaders II/IIR-III
Wells Fargo Leaders I/IR-II
Select Leaders V
File No. 333-101955    Leaders Outlook II/IIR-III
Wells Fargo Leaders Outlook I/IR-II
Select Leaders Outlook III
File No. 333-76419    Leaders I/IR
Leaders Solution I/IR

Talcott Resolution Life Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73566    Putnam Capital Manager V

Talcott Resolution Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73572    Putnam Capital Manager V

Union Security Insurance Company Variable Account D (“Registrant”)
File No. 333-43799    EmPower
File No. 033-37577    Masters
Masters+
File No. 333-65233    Triple Crown
File No. 033-63935    TD Waterhouse

Union Security Life Insurance Company of New York Separate Account A (“Registrant”)
File No. 033-71686    Masters
File No. 333-20343    TD Waterhouse